CHANGES IN EQUITY - Capital Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	R$ 92,246.6
Final balance, capital reserves	98,669.4	R$ 92,246.6
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	(1,073.4)	(1,037.8)	R$ (941.7)
Capital Increase			(60.0)
Purchases of shares, results of treasury shares and share-based payments	61.6	(35.6)	(36.1)
Final balance, capital reserves	(1,011.8)	(1,073.4)	(1,037.8)
Share premium [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	53,662.8	53,662.8	53,662.8
Capital Increase
Purchases of shares, results of treasury shares and share-based payments
Final balance, capital reserves	53,662.8	53,662.8	53,662.8
Other reserves [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	700.9	700.9	700.9
Capital Increase
Purchases of shares, results of treasury shares and share-based payments
Final balance, capital reserves	700.9	700.9	700.9
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	2,049.5	1,861.3	1,563.6
Capital Increase	(32.9)	(64.2)	(74.4)
Purchases of shares, results of treasury shares and share-based payments	111.2	252.4	372.1
Final balance, capital reserves	2,127.8	2,049.5	1,861.3
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	55,339.8	55,187.2	54,985.6
Capital Increase	(32.9)	(64.2)	(134.4)
Purchases of shares, results of treasury shares and share-based payments	172.8	216.8	336.0
Final balance, capital reserves	R$ 55,479.7	R$ 55,339.8	R$ 55,187.2